NEW AND AMENDED IFRS ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2025
Disclosure of changes in accounting estimates [abstract]
NEW AND AMENDED IFRS ACCOUNTING STANDARDS	NEW AND AMENDED IFRS ACCOUNTING STANDARDS
a)New and amended IFRS accounting standards that are effective for 2025
The consolidated financial statements and notes are based on accounting policies consistent with those described in Note 2. All the new and amended IFRS accounting standards effective as of December 31, 2025 that are relevant to the Company have been adopted as of January 1, 2025. See details below:
•Amendments to IAS 21 Effects of Changes in Foreign Exchange Rates (“IAS 21”) - On August 15, 2023, the IASB issued amendments to IAS 21, which clarifies how an entity has to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The amendment is effective for annual reporting periods beginning on or after January 1, 2025. The Company adopted the amendment as of January 1, 2025.
b)New and amended IFRS Accounting Standards issued but not yet effective - At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Accounting Standards that have been issued but are not yet effective:
•IFRS 18 Presentation and Disclosure in Financial Statements (“IFRS 18”) - On April 9, 2024, the IASB issued IFRS 18 to improve reporting of financial performance. IFRS 18 replaces IAS 1 - Presentation of Financial Statements (“IAS 1”) while carrying forward many of the requirements in IAS 1. The new Accounting Standard introduces significant changes to the structure of the Company’s income statement and new principles for aggregation and disaggregation of information. IFRS 18 applies for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is currently evaluating the impact of the adoption of IFRS 18 on its consolidated financial statements.
•IFRS 19 Subsidiaries without Public Accountability (“IFRS 19”) - On May 9, 2024, the IASB issued IFRS 19 which permits eligible subsidiaries to use IFRS Accounting Standards with reduced disclosures better suited to the needs of the users of their financial statements, as well as to keep only one set of accounting records to meet the needs of both their parent company and the users of their financial statements. The standard is effective on or after January 1, 2027 and earlier application is permitted. IFRS 19 is not expected to have a material impact on the Company’s consolidated financial statements.
•Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Disclosures (“IFRS 7”) - Classification and Measurement of Financial Instruments - On May 30, 2024, the IASB issued amendments to IFRS 9 and IFRS 7, which clarifies the classification of financial assets with environmental, social and corporate governance (ESG) and similar features, derecognition of financial liability settled through electronic payment systems and also introduces additional disclosure requirements to enhance transparency for investors regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features. The effective date for adoption of this amendment is annual reporting periods beginning on or after January 1, 2026, and early adoption is permitted. The Company is currently evaluating the impact from the adoption of the amendments on its consolidated financial statements.
•Amendments to IFRS 9 and IFRS 7 - Contracts Referencing Nature-Dependent Electricity- On December 18, 2024, the IASB issued amendments to IFRS 9 and IFRS 7, which clarifies the application of the ‘own-use’ requirements and permits the use of hedge accounting for contracts that reference electricity generated from nature dependent sources and for which cash flows vary based on the amount of electricity generated by a reference production facility, if they are used as hedging instruments. The amendments also add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows. The effective date for adoption of this amendment is annual reporting periods beginning on or after January 1, 2026, and early adoption is permitted. The Company is currently evaluating the impact from the adoption of the amendments on its consolidated financial statements.
•Annual Improvements to IFRS Accounting Standards - Volume 11 - On July 18, 2024, the IASB issued amendments to five standards as a result of the IASB’s annual improvements project. The IASB uses the annual improvements process to make necessary, but non-urgent, amendments to IFRS Accounting Standards that will not be included as part of another major project. The amended standards are: IFRS 1 - First-time Adoption of International Financial Reporting Standards, IFRS 7 and its accompanying Guidance on implementing IFRS 7, IFRS 9, IFRS 10 - Consolidated Financial Statements and IAS 7 - Statement of Cash Flows. The effective date for adoption of these amendments is annual reporting periods beginning on or after January 1, 2026, and early adoption is permitted. The Company is currently evaluating the potential impact from the adoption of these amendments on its consolidated financial statements.
•Amendments to IFRS 19 – Subsidiaries without Public Accountability: Disclosures - On August 21, 2025, the IASB issued amendments to IFRS 19 to update and simplify the disclosure requirements applicable to subsidiaries without public accountability. These amendments remove certain disclosure requirements related to IFRS Accounting Standards issued between February 2021 and May 2024, reflecting the IASB’s objective of easing the financial reporting burden on eligible subsidiaries. The amendments are effective for annual reporting periods beginning on or after January 1, 2027, with early adoption permitted. The Company does not expect these amendments to have an impact on its consolidated financial statements.